Supplemental Cash Flow Information - Additional Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 1,900	$ 5,600	$ 20,200
Income Taxes Paid, Net	7,400	6,200	5,300
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 12,500	$ 17,300	$ 68,500